CONDENSED BALANCE SHEETS	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 696,567
Prepaid expenses	395,887
Total current assets	1,092,454
Cash and marketable securities held in Trust Account	115,006,613
Total assets	116,099,067
Current liabilities
Accrued expenses	83,654
Total Liabilities	83,654
Contingencies and commitments (Note 16)
Common stock subject to possible redemption; 11,063,863 and 11,088,616 shares at redemption value at June 30, 2021 and December 31, 2020, respectively	111,015,410
Stockholder's Equity
Common stock, $0.00001 par value; 1,000,000 shares authorized, 145,560 shares issued and outstanding at March 31, 2021; and 140,227 shares issued and outstanding at March 31, 2020	355
Additional paid-in capital	5,104,258
Accumulated deficit	(104,610)
Total Reservoir Holdings Inc. shareholders' equity	5,000,003
Total liabilities and shareholders' equity	116,099,067
As Revised
Current assets
Cash	696,567
Prepaid expenses and other current assets	395,887
Total current assets	1,092,454
Cash and marketable securities held in Trust Account	115,006,613
Total assets	116,099,067
Current liabilities
Accrued expenses	83,654
Total current liabilities	83,654
Warrant liabilities	129,250
Total Liabilities	212,904
Contingencies and commitments (Note 16)
Common stock subject to possible redemption; 11,063,863 and 11,088,616 shares at redemption value at June 30, 2021 and December 31, 2020, respectively	110,886,160
Stockholder's Equity
Common stock, $0.00001 par value; 1,000,000 shares authorized, 145,560 shares issued and outstanding at March 31, 2021; and 140,227 shares issued and outstanding at March 31, 2020	357
Additional paid-in capital	5,122,609
Accumulated deficit	(122,963)
Total Reservoir Holdings Inc. shareholders' equity	5,000,003
Total liabilities and shareholders' equity	$ 116,099,067